Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Schedule of Lease Expense and Supplemental Cash Flow Information
Supplemental cash flow information related to leases was as follows (in thousands):

Year ended December 31,
2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$(16,713)
Operating cash flows from finance leases	(730)
Financing cash flows from finance leases	(9,781)

Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$3,423
Finance leases	8,728
The components of lease expense were as follows (in thousands):

Year ended December 31,
2019
Operating lease cost	$16,323

Finance lease cost:
Amortization of right-of-use assets	$5,533
Interest on lease liabilities	730
Total finance lease cost	$6,263

Schedule Of Supplemental Balance Sheet Information Related To Leases
Supplemental balance sheet information related to leases was as follows (in thousands, except lease term and discount rate):

Year ended December 31,
2019
Operating Leases
Operating lease right-of-use assets	$65,320

Current operating lease liabilities	$11,640
Operating lease liabilities	63,477
Total operating lease liabilities	$75,117

Finance Leases
Property, plant and equipment, gross	$47,175
Accumulated depreciation	(22,827)
Property, plant and equipment, net	$24,348

Current finance lease liabilities	$7,708
Finance lease liabilities	5,474
Total finance lease liabilities	$13,182

Weighted Average Remaining Lease Term
Operating leases	6 years
Finance leases	1.7 years
Weighted Average Discount Rate
Operating leases	7%
Finance leases	4%

Schedule Of Maturities Of Financing Leases Liabilities
Maturities of lease liabilities were as follows (in thousands):

	Operating Leases	Finance Leases
Year Ending December 31,
2020	$17,044	$8,202
2021	16,123	3,249
2022	14,882	2,190
2023	14,534	3
2024	14,521	—
Thereafter	17,744	—
Total lease payments	94,848	13,644
Less imputed interest	(19,731)	(462)
Total	$75,117	$13,182

Schedule Of Maturities Of Operating Leases Liabilities
Maturities of lease liabilities were as follows (in thousands):

	Operating Leases	Finance Leases
Year Ending December 31,
2020	$17,044	$8,202
2021	16,123	3,249
2022	14,882	2,190
2023	14,534	3
2024	14,521	—
Thereafter	17,744	—
Total lease payments	94,848	13,644
Less imputed interest	(19,731)	(462)
Total	$75,117	$13,182